SUPPLEMENT TO THE SPARTAN(registered trademark) U.S. EQUITY INDEX FUND

APRIL 21, 1999

PROSPECTUS

   The following information replaces the first paragraph found under the heading "Fee Table" in the "Fund Summary" section on page P-4.

   The following table describes the fees and expenses that are incurred when you buy, hold, or sell shares of the fund. The annual fund operating expenses provided below for the fund are based on historical expenses, adjusted to reflect current fees, but do not reflect the effect of any expense reimbursements or reduction of certain expenses.

   The following information replaces the "Annual fund operating expenses" table and footnote A found under the heading "Fee Table" in the "Fund Summary" section beginning on page P-4.

   ANNUAL FUND OPERATING EXPENSES     (PAID FROM FUND ASSETS)

Management fee                0.24%

Distribution and Service     None
(12b-1) fee

Other expenses                0.18%

Total annual fund operating   0.42%
expensesA

   A EFFECTIVE APRIL 18, 1997, FMR HAS AGREED TO REIMBURSE THE FUND TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, SECURITIES LENDING COSTS, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF ITS AVERAGE NET ASSETS, EXCEED 0.19%. THIS ARRANGEMENT CAN BE DISCONTINUED BY FMR AT ANY TIME AFTER DECEMBER 31, 1999.

The following information replaces similar information found under the heading "Selling Shares" in the "Shareholder Information" section on page P-12.

(small solid bullet) Redemption proceeds may be paid in securities or other assets rather than in cash.

   The following information replaces the fifth paragraph found under the heading "Fund Management" in the "Fund Services" section on page P-18.

   BT serves as sub-adviser and custodian for the fund. BT chooses the fund's investments and places orders to buy and sell the fund's investments.

The following information replaces the    eighth     paragraph found
under the heading "Fund Management" in the "Fund Services" section on page P-18.

Effective June 4, 1999, Bankers Trust Corporation and all of its subsidiaries, including BT, merged with and into a subsidiary of Deutsche Bank AG. At a meeting held on March 18, 1999, the fund's Board of Trustees approved a new sub-advisory agreement among the fund, FMR and BT or its successor by merger that became effective on
June 4, 1999.    At a meeting held on September 30, 1999, shareholders
approved this agreement.

   The following information replaces the third and fourth full paragraphs found under the heading "Fund Management" in the "Fund
Services" section on page P-19.

   The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fund's annual management fee rate is 0.24% of its average net assets.

   FMR pays BT for providing investment management and custodial services.

   Prior to October 1, 1999, the fund paid a management fee at an annual rate of 0.24% of its average net assets to FMR and a sub-advisory fee (representing 40% of net income from securities lending) to BT. The total management and sub-advisory fees for the fund for the fiscal year ended February 28, 1999, were 0.24%.


SUPPLEMENT TO THE
SPARTAN(registered trademark) U.S. EQUITY INDEX FUND

A FUND OF FIDELITY CONCORD STREET TRUST

STATEMENT OF ADDITIONAL INFORMATION

APRIL 21, 1999

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 2.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

THE FOLLOWING INFORMATION REPLACES THE    NINTH     PARAGRAPH FOUND IN
THE "PORTFOLIO TRANSACTIONS" SECTION BEGINNING ON PAGE 10.

To the extent permitted by applicable law, BT is authorized to allocate portfolio transactions in a manner that takes into account assistance received in the distribution of shares of the funds or other Fidelity funds and to use the research services of brokerage and other firms that have provided such assistance. BT may use research services provided by and place agency transactions with National Financial Services Corporation (NFSC) and Fidelity Brokerage Services Japan LLC (FBSJ), indirect subsidiaries of FMR Corp., and BT Brokerage Corporation and BT Futures Corp., indirect subsidiaries of Deutsche Bank AG, if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Prior to December 9, 1997, FMR used research services provided by and placed agency transactions with Fidelity Brokerage Services (FBS), an indirect subsidiary of FMR Corp.

THE FOLLOWING INFORMATION REPLACES THE FIRST PARAGRAPH FOUND UNDER THE HEADING "ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION" ON PAGE 15.

Redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing the fund's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.

THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION ON PAGE 16.

*ABIGAIL P. JOHNSON (37), Member of the Advisory Board of Fidelity Concord Street Trust (1999), is Vice President of certain Equity Funds
(1997), and is a Director of FMR Corp. (1994). Before assuming her current responsibilities, Ms. Johnson managed a number of Fidelity funds. Edward C. Johnson 3d, Trustee and President of the Funds, is Ms. Johnson's father.

THE FOLLOWING INFORMATION REPLACES THE LAST PARAGRAPH FOUND IN THE "CONTROL OF INVESTMENT ADVISER" SECTION BEGINNING ON PAGE 18.

BT, a New York banking corporation with principal offices at 130 Liberty Street, New York, New York 10006, is a wholly owned subsidiary of Deutsche Bank AG (effective June 4, 1999), whose principal offices are Taunusanlage 12, D-60325 Frankfurt am Main, Federal Republic of Germany. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance.

   THE FOLLOWING INFORMATION REPLACES THE THIRD PARAGRAPH FOUND UNDER THE HEADING "MANAGEMENT AND SUB-ADVISORY SERVICES" IN THE "MANAGEMENT CONTRACT" SECTION ON PAGE 19.

   BT is the sub-adviser of the fund and acts as the fund's custodian. Under its management contract with the fund, FMR acts as investment adviser. Under the sub-advisory agreement, and subject to the supervision of the Board of Trustees, BT directs the investments of the fund in accordance with its investment objective, policies and limitations, and provides custodial services to the fund.

   THE FOLLOWING INFORMATION REPLACES THE PARAGRAPH FOUND UNDER THE HEADING "MANAGEMENT-RELATED EXPENSES" IN THE "MANAGEMENT CONTRACT" SECTION ON PAGE 19.

       MANAGEMENT-RELATED EXPENSES.    In addition to the management
fee payable to FMR and the fees payable to the transfer, dividend disbursing, and shareholder servicing agent, and pricing and bookkeeping agent, and the costs associated with securities lending, the fund pays all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the auditor and non-interested Trustees. The fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of the fund's transfer agent agreement, the transfer agent bears the costs of providing these services to existing shareholders. Other expenses paid by the fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

   THE FOLLOWING INFORMATION REPLACES THE PARAGRAPH FOUND UNDER THE HEADING "MANAGEMENT AND SUB-ADVISORY FEES" IN THE "MANAGEMENT
CONTRACT" SECTION ON PAGE 19.

       MANAGEMENT FEE.    For the services of FMR under the management
contract, the fund pays FMR a monthly management fee at the annual rate of 0.24% of the fund's average net assets throughout the month.


   THE FOLLOWING INFORMATION REPLACES THE SECOND, THIRD, AND FOURTH PARAGRAPHS FOUND UNDER THE HEADING "SUB-ADVISER" IN THE "MANAGEMENT CONTRACT" SECTION BEGINNING ON PAGE 19.

   Under the sub-advisory agreement, for providing investment management and custodial services to the fund, FMR pays BT fees at an annual rate of 0.006% of the average net assets of the fund.

   For the fiscal years ended     February 28   , 1999, 1998, and
1997, the fund paid FMR management fees of $31,457,000, $23,054,000, and $14,132,000, respectively. For the fiscal year ended February 28, 1999, and for the period from December 5, 1997 to February 28, 1998, the fund paid BT sub-advisory fees of $380,000 and $4,000, respectively. Prior to October 1, 1999, the fund paid a management fee at an annual rate of 0.24% of its average net assets to FMR and a sub-advisory fee (representing 40% of net income from securities lending) to BT.

For the fiscal year ended February 28, 1999, and for the fiscal period from December 5, 1997 to February 28, 1998, FMR paid BT fees of
$775,210 and $142,480, respectively.

   THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "MANAGEMENT CONTRACT" SECTION ON PAGE 20.

       MANAGEMENT-RELATED SERVICES.    The fund has also entered into
a securities lending agreement with BT. Under the terms of the agreement, BT retains up to 30% of aggregate annual lending revenues for providing securities lending services.

   THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACT" SECTION ON PAGE 20.

   FMR may, from time to time, voluntarily reimburse all or a portion of the fund's operating expenses (exclusive of interest, taxes, securities lending costs, brokerage commissions, and extraordinary expenses). FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

THE FOLLOWING INFORMATION REPLACES THE    FIFTH PARAGRAPH     FOUND IN
THE "TRANSFER AND SERVICE AGENT AGREEMENTS" SECTION ON PAGE 21.

The fund has also entered into a service agent agreement with FSC, an affiliate of FMR. Under the terms of the agreement, FSC calculates the NAV and dividends for the fund and maintains the fund's portfolio and general accounting records.